Background information of business and organization (Tables)	6 Months Ended
Jun. 30, 2014
Background information of business and organization [Abstract]
Schedule of Subsidiaries

As of June 30, 2014, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company

Xinyuan Real Estate, Ltd. (“Xinyuan”)	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10,000	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50,000	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company

Zhengzhou Yasheng Construction Material Co., Ltd.	The PRC October 22, 2013	US$	50,000,000	100%	Sales of construction material

Zhengzhou Jiasheng Real Estate Co., Ltd	The PRC December 2, 2013	US$	60,000,000	100%	Real estate development

Zhengzhou Yusheng Landscape Design Co., Ltd.	The PRC December 25, 2013	US$	70,000,000	100%	Landscaping engineering and management

Xinyuan (China) Real Estate, Ltd. (“WFOE”)	The PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	The PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	The PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd.	The PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Property Service Co., Ltd.	The PRC December 28, 1998	RMB	50,000,000	100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	The PRC February 17, 2004	RMB	2,000,000	100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	The PRC May 26, 2004	RMB	2,000,000	100%	Installation of intercom systems

Henan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Henan Wanzhuo”)	The PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd. (“Suzhou Xinyuan”)	The PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	The PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Subsidiary companies:
Kunshan Xinyuan Real Estate Co., Ltd.	The PRC January 31, 2008	RMB	200,000,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	The PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	The PRC November 09, 2009	RMB	200,000,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	The PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	The PRC March 4, 2008	RMB	900,000,000	100%	Real estate development

Beijing Heju Construction Material Co. Ltd.	The PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	The PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”)	The PRC June 13, 2005	RMB	10,000,000	100%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	The PRC March 8, 2012	RMB	30,000,000	100%	Real estate consulting services

Henan Xinyuan Priority Commercial Management Co., Ltd.	The PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (“Suzhou Xinyuan”)	The PRC September 20, 2012	RMB	200,000,000	100%	Real estate development

Beijing Xinyuan Jiye Real Estate Co., Ltd.	The PRC February 17, 2013	RMB	200,000,000	100%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	The PRC March 28, 2005	RMB	150,000,000	100%	Real estate development

Beijing XIN Media Co., Ltd.	The PRC July 10, 2013	RMB	10,000,000	100%	Culture and Media services

Company Name	Registered/Place and Date of Incorporation	Paid-up Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities

Xingyang Xinyuan Real Estate Co., Ltd. (“Xingyang Xinyuan”)	The PRC July 25, 2013	RMB	200,000,000	100%	Real estate development

APEC Construction Investment (Beijing) Co., Ltd.	The PRC August 1, 2013	RMB	100,000,000	100%	Dormant

Zhengzhou Shengdao Real Estate Co., Ltd.	The PRC October 14, 2013	RMB	20,000,000	100%	Real estate development

Beijing Xinxiang Huicheng Decoration Co., Ltd.	The PRC October 18, 2013	RMB	10,000,000	100%	Property decoration services

Xinrongji (Beijing) Investment Co., Ltd.	The PRC December 25, 2013	RMB	100,000,000	100%	Dormant

Sanya Beida Science and Technology Industrial Development Co., Ltd. *	The PRC January 10, 2014	RMB	200,000,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC February 21, 2014	RMB	50,000,000	100%	Real estate development

Changsha Xinyuan Wanzhuo Real Estate Co., Ltd.	The PRC April 3, 2014	RMB	100,000,000	100%	Real estate development

Kunming Huaxia Xinyuan Real Estate Co., Ltd.	The PRC May 27, 2014	RMB	100,000,000	80%	Real estate development

Zhengzhou Hengsheng Real Estate Co., Ltd.	The PRC June 19, 2014	RMB	20,000,000	100%	Real estate development
VIEs:
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. **(“Jinan Wanzhuo”)	The PRC December 4, 2013	RMB	300,000,000	95%	Real estate development

Shanghai Junxin Real Estate Co., Ltd. *** (“Shanghai Junxin”)	The PRC January 16, 2014	RMB	5,000,000	51%	Real estate development

*

Acquired on January 27, 2014

**

Jinan Wanzhuo was a wholly owned subsidiary under the voting interest model as of December 31, 2013. It became a VIE on June 24, 2014
***
Acquired on April 11, 2014